STOCK-BASED COMPENSATION EXPENSE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value of the common stock warrants valuation assumptions

	Three Months Ended March 31,
	2022	2021
Risk-free interest rate	n/a	0.55 – 1.10%
Expected term (in years)	n/a	5.47 – 6.07
Expected dividend yield	n/a	0%
Expected volatility	n/a	36.88 – 51.52%

	Years Ended December 31,
	2021	2020
Risk-free interest rate	0.55‑1.09%	0.29‑1.63%
Expected term (in years)	5.47‑6.07	5.66‑6.28
Expected dividend yield.	0%	0%
Expected volatility	36.88‑46.74%	31.29‑36.85%

Schedule of stock-based compensation expense

The following table presents the impact of stock-based compensation expense on the condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021, respectively (in thousands):

	Three Months Ended March 31,
	2022	2021
Research and development	$3,765	$311
General, and administrative	12,837	251
Total stock-based compensation expense	$16,602	$562

	Years Ended December 31,
	2021	2020

Research and development	$16,594	$743
General, and administrative	30,961	99
Sales and Marketing	$52	$—
Total stock-based compensation expense	$47,607	$842

Schedule of changes in stock options

Changes in stock options are as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual	Intrinsic
	Options	Per Share	Term (years)	(in thousands)
Outstanding at December 31, 2021	25,358,455	$0.20	6.9	$215,093
Exercised	(3,615,572)	0.11		$20,770
Repurchased	13,984	0.29
Cancelled	(277,235)	0.59
Outstanding at March 31, 2022	21,479,632	$0.21	6.7	$121,910
Vested and exercisable as of March 31, 2022	15,271,274	$0.13	6.0	$88,014

			Weighted
		Weighted	Average	Aggregate
	Number	Average	Remaining	Intrinsic
	of Options	Exercise Price	Contractual	Value
	Outstanding	Per Share	Term (years)	(in thousands)
Outstanding at December 31, 2019	23,191,158	$0.07	8.29	$9,469
Granted	6,787,303	0.28
Exercised	(1,934,106)	0.07		1,226
Cancelled	(2,627,039)	0.10
Outstanding at December 31, 2020	25,417,316	$0.12	7.68	$15,194
Granted	3,152,285	0.78
Exercised	(1,781,794)	0.15		6,123
Cancelled	(1,429,352)	0.21
Outstanding at December 31, 2021	25,358,455	$0.20	6.89	$215,093
Vested and exercisable as of December 31, 2021	17,675,057	$0.10	6.17	$151,634

Schedule of RSU activities

A summary of the Company’s RSU activities and related information is as follows:

		Weighted Average
	Number of	Grant date Fair
	Shares	Value Per Share
Balance as of December 31, 2021	9,616,774	$8.44
Forfeited	(111,572)	8.96
Vested	(187,977)	8.36
Balance as of March 31, 2022	9,317,225	$8.43

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	9,630,307	8.44
Forfeited	(9,194)	8.48
Vested	(4,339)	9.01
Outstanding at December 31, 2021	9,616,774	$8.44

Schedule of common stock units activities

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	2,256,861	2.48
Forfeited	—	—
Vested	(775,796)	2.48
Outstanding at December 31, 2021	1,481,065	$2.48

Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSU activities

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	44,715,756	1.97
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2021	44,715,756	$1.97